Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Intangible Assets and Goodwill
(8)	Intangible Assets and Goodwill
Development of intangible assets
Intangible assets are presented in the following tables:

	As of Dec. 31, 2020			As of Dec. 31, 2019
($ in million)	Gross carrying amount	Amortization & Impairment	Net Carrying amount	Gross carrying amount	Amortization & Impairment	Net Carrying amount
Goodwill	1,104.2	(300.1)	804.1	1,046.4	—	1,046.4
Customer relationships	1,095.5	(247.4)	848.2	1,034.5	(173.9)	860.6
Developed technology	585.2	(152.4)	432.8	552.6	(107.2)	445.4
Trade name	85.3	(17.1)	68.2	80.6	(12.1)	68.5
Other intangible assets	32.5	(12.4)	20.2	21.3	(7.1)	14.2
Intangible assets under development	109.5	(7.8)	101.7	76.6	(4.5)	72.1

Total	3,012.2	(737.1)	2,275.1	2,812.0	(304.8)	2,507.3

($ in million)	Goodwill	Customer relationships	Developed technology	Trade name	Other intangible assets	Intangible assets under development	Total
As of Jan. 1, 2019	1,053.9	926.2	486.2	73.3	24.3	42.5	2,606.4

Additions	—	—	—	—	5.6	30.2	35.84
Acquisition of a subsidiary	—	1.1	2.2	—	4.6	—	7.9
Disposals	—	—	(0.3)	—	(0.7)	—	(1.0)
Reclassifications	—	—	—	—	(17.1)	—	(17.1)
Amortization charge	—	(59.2)	(36.6)	(4.2)	(3.8)	—	(103.8)
Impairment	—	—	—	—	—	(0.1)	(0.1)
Currency translation and other changes	(7.5)	(7.5)	(6.1)	(0.6)	1.4	(0.6)	(20.8)

As of Dec. 31, 2019	1,046.4	860.6	445.4	68.5	14.2	72.1	2,507.3

Additions	—	—	—	—	6.4	25.2	31.6
Acquisition of a subsidiary	—	—	—	—	2.9	—	2.9
Disposals	—	—	—	—	(0.1)	—	(0.1)
Amortization charge	—	(59.8)	(36.8)	(4.0)	(4.8)	(2.6)	(108.1)
Impairment	(279.5)	—	—	—	—	(0.1)	(279.6)
Currency translation and other changes	37.2	47.3	24.2	3.8	1.5	7.2	121.2

As of Dec. 31, 2020	804.1	848.2	432.8	68.3	20.2	101.7	2,275.1

Impairment loss CGU GMF
The Group monitors and assesses on a quarterly basis whether there are any internal or external indications that goodwill of the Cash Generating Units (“CGUs”) GMF or EL might be impaired. The outbreak of
COVID-19
led to an economic recession in major markets in which GMF is generating revenues, which resulted in downward revisions of our forecasts on current and future earnings and cash flows. Besides the direct impact on global automotive markets, including temporary OEM shutdown the general outlook for the automotive industry shows lasting structural changes with negative impact on our GMF business. According to IAS 36 this triggering event required an impairment test for GMF as of Jun. 30, 2020. While the GMF CGU is significantly affected by
COVID-19,
the pandemic did not have a substantial impact on the EL CGU, an impairment test for the CGU EL was therefore not needed as of the reporting date. The impairment test was performed on June 30, 2020.
An Impairment loss shall be recognized if, with regard to the individual CGU, the carrying amount including goodwill exceeds the recoverable amount. This recoverable amount corresponds to the higher of fair value less costs of disposal and its value in use. The recoverable amount of the performed impairment tests was based on the concept of the fair value less costs of disposal (FVlCoD), measured using discounted cash flow projections. The Group determined that it was more likely than not that the fair value of GMF was lower than its carrying amount after including goodwill. As a result, the Group has updated the business plan and external key parameters to assess the recoverability for GMF. The capital market data and the material assumptions used for the impairment testing are presented in the following table:

Planning Assumptions for CGU GMF	Jun. 30, 2020	Dec. 31, 2019
Growth rate in the terminal period	1.0%	1.0%
WACC	8.6%	8.8%
Cost of Disposal	1.0%	1.0%
For our CGU GMF, the cash flows were discounted with the “Weighted Average Cost of Capital” (WACC) of 8.6%. This
pre-tax
WACC is based on the capital structure of the respective relevant peer group on average over the last five years. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography, and diversity of products and services. The risk-free interest rate is 1.5% and the market risk premium 5.00%. The long-term growth rate was 1.0%.

As mainly our GMF segment suffered from changed market conditions caused by
COVID-19
pandemic, the goodwill was impaired by $279.5 million. This impairment of goodwill is recognized in line item “Depreciation and amortization “.
Impairment of
non-financial
Assets (including Goodwill) as of Dec. 31, 2020
The annual impairment test was carried out in the fourth quarter of 2020 and 2019 in order to test the goodwill for impairment. Impairment shall be recognized if, with regard to the individual CGU, the carrying amount of the goodwill exceeds the recoverable amount. This recoverable amount corresponds to the higher of fair value less costs of disposal and its value in use. The recoverable amount of the performed impairment tests was based on the concept of the fair value less costs of disposal (FVlCoD), measured using discounted cash flow projections.
The goodwill was allocated to the CGUs of the Company as follows:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
GMF	153.1	429.0
EL	651.0	617.4

Total	804.1	1046.4

The following table shows the material assumptions used in determining the fair value less costs of disposal, including the input factors used for cash flow projections and the weighted cost of capital for each CGU as of Dec. 31, 2020 and Dec. 31, 2019:

	As of Dec. 31, 2020		As of Dec. 31, 2019
Planning Assumptions	GMF	EL	GMF	EL
Average revenue growth p.a. in the first three planning periods (CAGR)	5.30%	6.00%	4.50%	6.20%
Growth rate in the terminal period	1.00%	1.00%	1.00%	1.00%
WACC	7.72%	7.33%	8.80%	8.40%
Cost of Disposal	1.00%	1.00%	1.00%	1.00%

Planning assumptions are based on market studies of third parties and other internal and external planning data. The financial planning process for each CGU is based on a structured approach that is carried out once a year. The first three planning years (in this case 2021 to 2023) are planned in detail. For the fourth and the fifth planning year, a high level budget has been applied for impairment test purposes. The applied budget is in line with the Company’s mid-term
plan. At this level besides cash flow and net debt the focus of the presented planning data is on revenue growth. After the mid-term
plan period a terminal value is determined based on the expected long-term growth rate applicable to each CGU.